RELATED PARTY TRANSACTIONS (Details) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Initial Share Awards Under the Contracts	1,646,256	1,646,256
Additional Shares Earned to Maintain Ownership Percentage	21,963,842	15,310,992
Total Shares Earned	23,610,098	16,957,248
President [Member]
Initial Share Awards Under the Contracts	1,028,910	1,028,910
Additional Shares Earned to Maintain Ownership Percentage	14,487,669	10,052,269
Total Shares Earned	15,516,579	11,081,179
Chief Financial Officer [Member]
Initial Share Awards Under the Contracts	617,346	617,346
Additional Shares Earned to Maintain Ownership Percentage	7,476,173	5,258,723
Total Shares Earned	8,093,519	5,876,069